Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Investor Class
Trading Symbol	ZVNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended December 31, 2025, the Fund underperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to Consumer Discretionary and an underweight to Technology relative to the benchmark impacted performance during the period. The Fund’s lower exposure to the largest capitalized companies (which drove much of the benchmark’s performance) and a higher than benchmark exposure to small and medium capitalized companies also impacted returns as the market favored large capitalized technology companies that were involved in the physical buildout of Artificial Intelligence (AI) infrastructure.
Positive contributions were led by an overweight in Health Care, and allocations to Tesla, Inc. and Shopify, Inc. Detractors were led by security selection in Technology, specifically being underweight in benchmark heavyweight NVIDIA Corporation and allocations to software detracted to performance. Allocations to Axon Enterprise, Inc. and Mercado Libre, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weightings in Tesla, Inc., Shopify, Inc., MercadoLibre, Inc., Amazon.com, Inc., Exact Sciences Corporation, Natera, Inc. and CrowdStrike Holdings, Inc. increased. Weightings in Axon Enterprise Inc. and Meta Platforms decreased, with Netflix, Inc., Trade Desk, Inc. and Uber Technologies, Inc. falling out of the top 10 position weights.
The market capitalization exposure of the portfolio did not shift materially during the period. Nine new companies were added to the Fund during the period across the market capitalizations, focusing on the technology and health care sectors. The Fund’s allocation to companies economically exposed to semiconductors and internet infrastructure increased during the period due to market appreciation and new additions. The allocation to companies economically exposed to software and advertising decreased due to market depreciation.

Top Contributors
↑	Shopify, Inc. - Class A
↑	Exact Sciences Corporation
↑	Tesla, Inc.

Top Detractors
↓	Axon Enterprise Inc.
↓	Mercado Libre, Inc..
↓	Trade Desk, Inc.
PERFORMANCE
The Fund experienced a negative return for the period, as investors supported technology hardware companies integral to the AI infrastructure buildout while software companies concurrently fell out of favor with the unknown impact of AI advances on future software growth. The Fund’s active approach across industries and market capitalization underperformed the benchmark returns, with its historically heavy concentration into a few companies that were well-rewarded during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	9.95	-0.14	15.43
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 128,229,041
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 452,724
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$128,229,041
Number of Holdings	37
Net Advisory Fee	$452,724
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	9.9%
Tesla, Inc.	8.5%
Shopify, Inc.	7.3%
MercadoLibre, Inc.	5.9%
Axon Enterprise, Inc.	5.7%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.8%
Alphabet, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Snowflake Inc.	3.1%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Institutional Class
Trading Symbol	ZVNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended December 31, 2025, the Fund underperformed its benchmark, the  Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to Consumer Discretionary and an underweight to Technology relative to the benchmark impacted performance during the period. The Fund’s lower exposure to the largest capitalized companies (which drove much of the benchmark’s performance) and a higher than benchmark exposure to small and medium capitalized companies also impacted returns as the market favored large capitalized technology companies that were involved in the physical buildout of Artificial Intelligence (AI) infrastructure.
Positive contributions were led by an overweight in Health Care, and allocations to Tesla, Inc. and Shopify, Inc. Detractors were led by security selection in Technology, specifically being underweight in benchmark heavyweight NVIDIA Corporation and allocations to software detracted to performance. Allocations to Axon Enterprise, Inc. and Mercado Libre, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weightings in Tesla, Inc., Shopify, Inc., MercadoLibre, Inc., Amazon.com, Inc., Exact Sciences Corporation, Natera, Inc. and CrowdStrike Holdings, Inc. increased. Weightings in Axon Enterprise Inc. and Meta Platforms decreased, with Netflix, Inc., Trade Desk, Inc. and Uber Technologies, Inc. falling out of the top 10 position weights.
The market capitalization exposure of the portfolio did not shift materially during the period. Nine new companies were added to the Fund during the period across the market capitalizations, focusing on the technology and health care sectors. The Fund’s allocation to companies economically exposed to semiconductors and internet infrastructure increased during the period due to market appreciation and new additions. The allocation to companies economically exposed to software and advertising decreased due to market depreciation.

Top Contributors
↑	Shopify, Inc. - Class A
↑	Exact Sciences Corporation
↑	Tesla, Inc.

Top Detractors
↓	Axon Enterprise Inc.
↓	Mercado Libre, Inc..
↓	Trade Desk, Inc.
PERFORMANCE
The Fund experienced a negative return for the period, as investors supported technology hardware companies integral to the AI infrastructure buildout while software companies concurrently fell out of favor with the unknown impact of AI advances on future software growth. The Fund’s active approach across industries and market capitalization underperformed the benchmark returns, with its historically heavy concentration into a few companies that were well-rewarded during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.26	0.16	15.74
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 128,229,041
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 452,724
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$128,229,041
Number of Holdings	37
Net Advisory Fee	$452,724
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	9.9%
Tesla, Inc.	8.5%
Shopify, Inc.	7.3%
MercadoLibre, Inc.	5.9%
Axon Enterprise, Inc.	5.7%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.8%
Alphabet, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Snowflake Inc.	3.1%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Investor Class
Trading Symbol	ZVGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	15.60	0.93	18.56
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 72,790,795
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 185,978
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$72,790,795
Number of Holdings	29
Net Advisory Fee	$185,978
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	10.5%
Tesla, Inc.	10.1%
Shopify, Inc.	8.7%
MercadoLibre, Inc.	6.5%
Axon Enterprise, Inc.	6.2%
Amazon.com, Inc.	4.5%
Snowflake Inc.	4.2%
Credo Technology Group Holding Ltd.	3.8%
Datadog, Inc.	3.5%
Toast, Inc.	3.2%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Institutional Class
Trading Symbol	ZVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	15.99	1.24	18.90
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
Net Assets	$ 72,790,795
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 185,978
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$72,790,795
Number of Holdings	29
Net Advisory Fee	$185,978
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	10.5%
Tesla, Inc.	10.1%
Shopify, Inc.	8.7%
MercadoLibre, Inc.	6.5%
Axon Enterprise, Inc.	6.2%
Amazon.com, Inc.	4.5%
Snowflake Inc.	4.2%
Credo Technology Group Holding Ltd.	3.8%
Datadog, Inc.	3.5%
Toast, Inc.	3.2%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/